Annual Total Returns - MassMutual Select Main Funds_Pro	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
MassMutual Diversified Value Fund | Class R5
Prospectus [Line Items]
Annual Return [Percent]	17.12%	17.25%	9.27%	(2.19%)	28.62%	(0.71%)	26.32%	(8.26%)	19.00%	13.24%
MM S&P 500® Index Fund | Service Class
Prospectus [Line Items]
Annual Return [Percent]	17.41%	24.43%	25.83%	(18.42%)	28.27%	18.07%	31.06%	(4.79%)	21.37%	11.56%
MassMutual Blue Chip Growth Fund | Class R5
Prospectus [Line Items]
Annual Return [Percent]	16.84%	35.13%	50.55%	(34.07%)	17.56%	33.54%	30.75%	0.39%	35.01%	2.26%
MassMutual Mid Cap Growth Fund | Class R5
Prospectus [Line Items]
Annual Return [Percent]	3.68%	11.29%	19.50%	(24.18%)	14.89%	26.12%	32.06%	(3.22%)	24.57%	6.07%
MassMutual Small Cap Growth Equity Fund | Class R5
Prospectus [Line Items]
Annual Return [Percent]	11.33%	15.37%	16.91%	(25.96%)	10.51%	40.46%	34.92%	(4.27%)	24.70%	7.91%
MassMutual Overseas Fund | Class R5
Prospectus [Line Items]
Annual Return [Percent]	25.84%	0.46%	18.77%	(14.96%)	13.04%	8.97%	26.48%	(16.20%)	26.98%	2.54%